Shareholders' equity	12 Months Ended
Dec. 31, 2018
Shareholders' equity
Shareholders' equity

21    Shareholders’ equity

Accounting policy

Common shares are classified in shareholders’ equity. Each time a share premium is paid to the Company for an issued share, the respective share premium is allocated to the share premium account. Each time the repayment of a share premium is decided, such repayment shall be done pro-rata to the existing shareholders.

The distribution of dividends to the Company’s shareholders is recognized as a liability in the Company’s consolidated financial statements in the period in which the dividends are approved by the Company’s shareholders.

Shares repurchased under the Company’s buyback program and that are not cancelled, are reported as treasury shares and are deducted from shareholders’ equity. These shares are also deducted in earnings per share calculation.

(a)    Capital

As of December 31, 2018, the outstanding capital of USD 133,320 (2017: 133,320) is comprised of 133,320 thousand subscribed and issued common shares (2017: 133,320 thousand), with par value of US$ 1.00 per share. In addition to the subscribed and issued common shares, NEXA also has an authorized, but unissued and unsubscribed share capital set at USD 231,925.

(b)    Treasury shares

On September 20, 2018, the Company’s Board of Directors approved a share buyback program to repurchase up to USD 30,000 of its outstanding common shares, over the 12-month period beginning on November 6, 2018 and ending on November 6, 2019. The repurchased shares will not be cancelled but held in treasury at this time. As of December 31, 2018, the Company had repurchased USD 1,352, corresponding to 112 thousand shares.

(c)    Share premium

The share premium, if any, may be distributed to the shareholders in accordance with Luxembourg Commercial Companies Act by a resolution of the Board of Directors.

On February 15, 2018, the Board of Directors approved a distribution to the shareholders in the form of a reimbursement of share premium of USD 0.60 cents per common share to shareholders on record at the close of business on March 14, 2018 and paid USD 80,000 to its shareholders on March 28, 2018.

(d)    Additional paid in capital

Additional paid in capital arises from transactions recognized in equity that do not qualify as capital or share premium in accordance with Luxembourg Commercial Companies Act and, therefore, cannot be distributed to the shareholders of the Company.

(e)    Accumulated other comprehensive income (loss)

The changes in the accumulated other comprehensive income (loss) are as follows:

	Cumulative translation	Remeasurements of	Hedge
	adjustment	retirement benefits	accounting	Total
At January 1, 2016	(119,460)	3,327	6,276	(109,857)
Translation adjustment on foreign investments	30,373	—	—	30,373
Cash flow hedge accounting	—	—	(16,256)	(16,256)
At December 31, 2016	(89,087)	3,327	(9,980)	(95,740)
Translation adjustment on foreign investments	(10,742)	—	—	(10,742)
Cash flow hedge accounting	—	—	12,556	12,556
Remeasurements of retirement benefits	—	(3,327)	—	(3,327)
At December 31, 2017	(99,829)	—	2,576	(97,253)
Translation adjustment on foreign investments	(9,959)	—	—	(9,959)
Cash flow hedge accounting	—	—	(2,192)	(2,192)
At December 31, 2018	(109,788)	—	384	(109,404)
Attributable to non-controlling interests				(30,116)
Attributable to NEXA's shareholders				(79,288)

(f)    Earnings per share

Basic earnings per share are computed by dividing the net income attributable to the NEXA’s shareholders by the average number of outstanding shares for the year. Diluted earnings per share is computed in a similar way, but with the adjustment in the denominator when assuming the conversion of all shares that may be dilutive. The Company does not have any dilutive shares and consequently the Basic and diluted earnings per share are the same.

	2018	2017	2016
Net income for the year attributable to NEXA's shareholders	74,860	126,885	93,167
Weighted average number of outstanding common shares (thousands)	133,313	116,527	80,699
Earnings per share in US Dollars	0.56	1.09	1.15

(g)    Non-controlling interests

Summarized balance sheet

	NEXA PERU		Pollarix
	2018	2017	2018	2017
Current assets	957,821	854,295	10,280	6,717
Current liabilities	248,938	236,558	3,459	911
Current net assets	708,883	617,737	6,821	5,806

Non-current assets	642,007	634,757	91,702	110,246
Non-current liabilities	581,172	624,856	21,478	24,978
Non-current net assets	60,835	9,901	70,224	85,268

Net assets	769,718	627,638	77,045	91,074

Accumulated non-controlling interests	373,838	361,265	51,363	60,716

Summarized income statement

	NEXA PERU		Pollarix
	2018	2017	2018	2017
Net revenues	827,537	911,745	11,916	11,512
Net income for the year	142,082	224,480	3,742	12,187
Other comprehensive income (loss)	—	8,538	(15,322)	4,210
Total comprehensive income (loss) for the year	142,082	233,018	(11,580)	16,397

Comprehensive income (loss) attributable to non- controlling interests	13,621	30,207	(7,724)	10,931
Dividends paid to non-controlling interests	—	55,073	2,137	—

Summarized statement of cash flows

	NEXA PERU		Pollarix
	2018	2017	2018	2017
Net cash provided by operating activities	232,391	131,304	7,201	16,137
Net cash used in investing activities	(76,695)	(19,371)	(762)	(80)
Net cash used in financing activities	—	(335,297)	(6,441)	(16,055)
Increase (decrease) in cash and cash equivalents	155,696	(223,364)	(2)	2